Property, plant and equipment - Summary of Property Plant And Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
At the beginning of the financial year	$ 42,636	$ 40,791
Adjustment to purchase price allocation	(30)
Acquisitions through business combinations and asset acquisitions		2,303
Additions	9,325	5,221
Disposals at written down value	(196)	(1,185)
Impairment loss	(143)
Completions and transfers	6	29
Depreciation	(5,043)	(4,523)
At the end of the financial year	46,555	42,636
Additions to property, plant and equipment	7,345
Borrowing costs capitalised	733
Reimbursed capital expenditure amount	534
Increase (decrease) in restoration provision	713
Subsidiaries with material non-controlling interests | Louisiana LNG Gas Management LLC
Reconciliation of changes in property, plant and equipment [abstract]
Additions to property, plant and equipment	3,658
Historical cost
Reconciliation of changes in property, plant and equipment [abstract]
At the beginning of the financial year	76,966
At the end of the financial year	84,358	76,966
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
At the beginning of the financial year	(34,330)
At the end of the financial year	(37,803)	(34,330)
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
At the beginning of the financial year	734	701
Adjustment to purchase price allocation	(21)
Acquisitions through business combinations and asset acquisitions		92
Additions	0	0
Disposals at written down value	(6)	(3)
Impairment loss	0
Completions and transfers	98	0
Depreciation	(61)	(56)
At the end of the financial year	744	734
Land and buildings | Historical cost
Reconciliation of changes in property, plant and equipment [abstract]
At the beginning of the financial year	1,830
At the end of the financial year	1,899	1,830
Land and buildings | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
At the beginning of the financial year	(1,096)
At the end of the financial year	(1,155)	(1,096)
Oil and gas properties
Reconciliation of changes in property, plant and equipment [abstract]
At the beginning of the financial year	25,787	24,168
Adjustment to purchase price allocation	0
Acquisitions through business combinations and asset acquisitions		0
Additions	657	(293)
Disposals at written down value	(44)	(4)
Impairment loss	0
Completions and transfers	1,609	6,335
Depreciation	(4,918)	(4,419)
At the end of the financial year	23,091	25,787
Oil and gas properties | Historical cost
Reconciliation of changes in property, plant and equipment [abstract]
At the beginning of the financial year	58,303
At the end of the financial year	58,820	58,303
Oil and gas properties | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
At the beginning of the financial year	(32,516)
At the end of the financial year	(35,729)	(32,516)
Projects in development
Reconciliation of changes in property, plant and equipment [abstract]
At the beginning of the financial year	15,926	15,724
Adjustment to purchase price allocation	(9)
Acquisitions through business combinations and asset acquisitions		2,211
Additions	8,658	5,514
Disposals at written down value	(143)	(1,178)
Impairment loss	(143)
Completions and transfers	(1,852)	(6,345)
Depreciation	0	0
At the end of the financial year	22,437	15,926
Projects in development | Historical cost
Reconciliation of changes in property, plant and equipment [abstract]
At the beginning of the financial year	16,300
At the end of the financial year	22,919	16,300
Projects in development | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
At the beginning of the financial year	(374)
At the end of the financial year	(482)	(374)
Other plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
At the beginning of the financial year	189	198
Adjustment to purchase price allocation	0
Acquisitions through business combinations and asset acquisitions		0
Additions	10	0
Disposals at written down value	(3)	0
Impairment loss	0
Completions and transfers	151	39
Depreciation	(64)	(48)
At the end of the financial year	283	189
Other plant and equipment | Historical cost
Reconciliation of changes in property, plant and equipment [abstract]
At the beginning of the financial year	533
At the end of the financial year	720	533
Other plant and equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
At the beginning of the financial year	(344)
At the end of the financial year	$ (437)	$ (344)